Accounts Receivable, net (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for expected credit losses	$ (1)	$ (2)
Accounts receivable, net	856	890
Accounts receivable, trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross, current	703	755
Credit card receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross, current	107	81
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross, current	$ 47	$ 56